Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jun. 02, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000006471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.39%	2.33%			3.59%
C000006471 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 14,236	$ 14,236	$ 14,236		$ 14,236	$ 13,184	$ 12,192	$ 12,780	$ 12,719	$ 12,147	$ 11,120	$ 11,044		$ 10,471	$ 9,013	$ 9,575
Average Annual Return, Percent		7.98%	3.22%			4.05%
C000006476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	3.18%	2.07%			3.27%
C000006476 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 13,796	$ 13,796	13,796		$ 13,796	12,871	11,991	12,665	12,700	12,256	11,271	11,279		10,805	9,343	10,000
Average Annual Return, Percent		7.18%	2.40%			3.27%
C000006477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	6.18%	2.46%			3.27%
C000006477 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 13,800	$ 13,800	13,800		$ 13,800	12,876	11,997	12,667	12,701	12,221	11,272	11,246		10,774	9,345	10,000
Average Annual Return, Percent		7.18%	2.46%			3.27%
C000006478 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 15,236	$ 15,236	15,236		$ 15,236	14,075	12,983	13,579	13,482	12,843	11,727	11,620		11,021	9,434	10,000
Average Annual Return, Percent		8.25%	3.48%			4.30%
C000006480 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 13,796	$ 13,796	13,796		$ 13,796	12,871	11,991	12,665	12,700	12,221	11,270	11,279		10,805	9,342	10,000
Average Annual Return, Percent		7.18%	2.45%			3.27%
C000006482 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 14,408	$ 14,408	14,408		$ 14,408	13,375	12,397	13,036	13,047	12,528	11,498	11,415		10,881	9,389	10,000
Average Annual Return, Percent		7.73%	2.84%			3.72%
C000006483 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 14,819	$ 14,819	14,819		$ 14,819	13,722	12,689	13,305	13,243	12,685	11,613	11,501		10,935	9,413	10,000
Average Annual Return, Percent		8.00%	3.16%			4.01%
C000006472 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 15,288	$ 15,288	15,288		$ 15,288	14,079	12,988	13,579	13,482	12,844	11,729	11,586		10,990	9,437	10,000
Average Annual Return, Percent		8.59%	3.55%			4.34%
C000116932 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 15,404	$ 15,404	15,404		$ 15,404	14,215	13,099	13,680	13,566	12,910	11,776	11,621		11,011	9,445	10,000
Average Annual Return, Percent		8.37%	3.60%			4.42%
C000006484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		4.42%	2.53%			3.81%
C000006484 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 14,534	$ 14,534	14,534		$ 14,534	13,328	12,209	12,795	12,756	12,282	11,208	11,152		10,509	9,045	9,575
Average Annual Return, Percent		9.05%	3.42%			4.26%
C000006485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	4.43%	2.34%			3.51%
C000006485 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 14,113	$ 14,113	14,113		$ 14,113	13,016	12,013	12,683	12,759	12,377	11,361	11,390		10,813	9,377	10,000
Average Annual Return, Percent		8.43%	2.66%			3.51%
C000006486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	7.24%	2.65%			3.48%
C000006486 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 14,085	$ 14,085	14,085		$ 14,085	13,012	11,986	12,660	12,738	12,357	11,341	11,371		10,813	9,359	10,000
Average Annual Return, Percent		8.24%	2.65%			3.48%
C000006487 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 15,538	$ 15,538	15,538		$ 15,538	14,212	12,987	13,577	13,502	12,988	11,804	11,716		11,013	9,455	10,000
Average Annual Return, Percent		9.32%	3.65%			4.51%
C000064677 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 14,063	$ 14,063	14,063		$ 14,063	12,992	11,990	12,662	12,718	12,338	11,342	11,390		10,813	9,377	10,000
Average Annual Return, Percent		8.24%	2.65%			3.47%
C000064678 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 14,810	$ 14,810	14,810		$ 14,810	13,615	12,504	13,133	13,125	12,689	11,590	11,561		10,922	9,425	10,000
Average Annual Return, Percent		8.78%	3.14%			4.01%
C000064679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 15,261	$ 15,261	15,261		$ 15,261	13,997	12,825	13,430	13,407	12,908	11,705	11,647		10,976	9,446	10,000
Average Annual Return, Percent		9.03%	3.40%			4.32%
C000064680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 15,547	$ 15,547	15,547		$ 15,547	14,224	12,976	13,581	13,503	12,968	11,807	11,716		11,014	9,461	10,000
Average Annual Return, Percent		9.30%	3.69%			4.51%
C000064681 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 15,693	$ 15,693	15,693		$ 15,693	14,339	13,089	13,673	13,584	13,033	11,851	11,751		11,035	9,463	10,000
Average Annual Return, Percent		9.44%	3.78%			4.61%
C000006488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		2.52%	0.13%			2.60%
C000006488 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 12,924	$ 12,924	12,924		$ 12,924	12,070	11,733	12,768	12,694	12,295	11,071	10,715		10,082	9,944	9,575
Average Annual Return, Percent		7.07%	1.00%			3.04%
C000006489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	2.29%	(0.09%)			2.28%
C000006489 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 12,523	$ 12,523	12,523		$ 12,523	11,782	11,538	12,634	12,670	12,362	11,214	10,922		10,367	10,306	10,000
Average Annual Return, Percent		6.29%	0.26%			2.28%
C000006490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	5.01%	0.00%			2.02%
C000006490 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 12,219	$ 12,219	12,219		$ 12,219	11,526	11,316	12,421	12,488	12,216	11,110	10,847		10,321	10,283	10,000
Average Annual Return, Percent		6.01%	0.00%			2.02%
C000103072 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 13,492	$ 13,492	13,492		$ 13,492	12,600	12,250	13,316	13,255	12,839	11,560	11,176		10,529	10,386	10,000
Average Annual Return, Percent		7.07%	1.00%			3.04%
C000191232 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 12,365	$ 12,365	$ 12,365		$ 12,365	11,554	11,208	12,190	12,124	11,720	10,543	10,197	$ 10,000
Average Annual Return, Percent		7.02%	1.08%	2.81%	[7]
C000118060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS High Yield Pooled Portfolio
Account Value		$ 16,266.73	$ 16,266.73	$ 16,266.73		$ 16,266.73	14,939.16	13,648.28	14,193.74	13,999.4	13,330.46	12,087.25	11,866.9		11,160.29	9,476.52	10,000
Average Annual Return, Percent		8.89%	4.06%			4.99%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,225	$ 10,225	10,225		$ 10,225	10,199	10,104	11,442	12,150	11,369	10,667	10,761		10,014	9,784	10,000
Average Annual Return, Percent	[8],[9]	0.25%	(2.10%)			0.22%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,256	$ 11,256	11,256		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347		10,129	9,984	10,000
Average Annual Return, Percent	[10],[11]	2.07%	(0.60%)			1.19%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,338	$ 12,338	$ 12,338		$ 12,338	12,087	11,746	12,140	12,374	11,896	10,950	10,603	$ 10,000	10,242	10,271	10,000
Average Annual Return, Percent		2.08% [12]	0.73% [12]	2.04%	[13]	2.12% [12]
Bloomberg Municipal Bond C000191232 Index [Member]
Account Value [Line Items]
Account Value		$ 11,674	$ 11,674	$ 11,674		$ 11,674	11,436	11,114	11,487	11,708	11,256	10,360	10,033
ICE BofA Global High Yield Constrained Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Global High Yield - Constrained Index (USD Hedged)
Account Value		$ 16,702	$ 16,702	16,702		$ 16,702	15,173	13,889	14,726	14,678	13,808	12,491	12,320		11,497	9,614	10,000
Average Annual Return, Percent	[8],[9]	10.08%	3.88%			5.26%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Account Value		$ 16,662	$ 16,662	$ 16,662		$ 16,662	$ 15,192	$ 13,902	$ 14,667	$ 14,373	$ 13,385	$ 12,235	$ 12,027		$ 11,282	$ 9,342	$ 10,000
Average Annual Return, Percent	[10],[11]	9.68%	4.48%			5.24%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, June 2, 2017 through January 31, 2025.
[8]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the ICE BofA Global High Yield - Constrained Index (USD Hedged) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the ICE BofA Global High Yield - Constrained Index (USD Hedged) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[9]	Source: FactSet Research Systems Inc.
[10]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.